RESTRICTED CASH - Disclosure of Detailed Information About Restricted Cash (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Restricted Cash [Line Items]
Current Restricted Cash		$ 0	$ 12,570
Non-Current Restricted Cash		125,193	115,012
Total Restricted Cash		125,193	127,582
Jerritt Canyon [Member]
Disclosure Of Restricted Cash [Line Items]
Current Restricted Cash		0	12,570
Nevada Division of Environmental Protection bond [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		17,702	39,727
Chartis Commutation Account [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		28,365	27,275
SAT Primero tax dispute [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash	$ 1,532	$ 79,126	$ 48,010